Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reportable segments [line items]
Revenue		$ 58,760	$ 51,262	$ 55,658
Revenue [member]
Disclosure of reportable segments [line items]
Revenue		58,760	51,262	55,658
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	[1]	29,031	22,530	18,566
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		29,031	22,530	18,566
Operating segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue		17,054	13,177	10,013
Operating segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue		2,857	2,726	2,375
Operating segments [member] | Copper [member] | Copper South Australia [member]
Disclosure of reportable segments [line items]
Revenue		6,011	4,655	4,085
Operating segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue		2,996	1,845	2,021
Operating segments [member] | Copper [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue		113	127	72
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue		23,883	22,919	27,952
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		23,883	22,919	27,952
Operating segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue		23,726	22,767	27,805
Operating segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue		19	28	25
Operating segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue		138	124	122
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	[2]	5,590	5,046	7,666
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		5,590	5,046	7,666
Operating segments [member] | Coal [member] | BHP Mitsubishi Alliance [Member]
Disclosure of reportable segments [line items]
Revenue	[3]	3,876	3,422	5,873
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue		1,714	1,624	1,793
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	[4]	256	767	1,474
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue		$ 256	$ 767	$ 1,474

[1]	Total Copper revenue includes: copper US$24,485 million (2025: US$19,400 million; 2024: US$16,107 million) and other US$4,546 million (2025: US$3,130 million; 2024: US$2,459 million). Other consists of gold, silver, uranium, zinc and molybdenum.
[2]	Total Coal revenue includes: steelmaking coal US$3,804 million (2025: US$3,394 million; 2024: US$5,793 million) and energy coal US$1,786 million (2025: US$1,652 million; 2024: US$1,873 million).
[3]	Includes Blackwater and Daunia revenue until their divestment on 2 April 2024.
[4]	Group and unallocated items revenue includes: Western Australia Nickel, which transitioned into temporary suspension in December 2024, of US$245 million (2025: US$758 million; 2024: US$1,473 million) and other revenue US$11 million (2025: US$9 million; 2024: US$1 million).